Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Schedule of Operating Segments [Line Items]
Net interest income	£ 6,798	£ 6,885	[1]	£ 6,037	[1]
Other income, after net finance income	2,508	708		1,911
Total income, after net finance (expense) income in respect of insurance and investment contracts	9,306	7,593	[1]	7,948	[1]
Profit before tax	3,870	1,633	[2]	3,149	[2]
External income	9,542	9,336		8,502
Retail
Schedule of Operating Segments [Line Items]
External income	6,429	6,322		5,733
Commercial Banking
Schedule of Operating Segments [Line Items]
External income	2,296	2,253		2,077
Insurance, Pensions and Investments
Schedule of Operating Segments [Line Items]
External income	621	407		503
Other
Schedule of Operating Segments [Line Items]
External income	196	354		189
Operating segments
Schedule of Operating Segments [Line Items]
Net interest income	7,004	7,037		6,135
Other income, after net finance income	2,538	2,299		2,367
Total income, after net finance (expense) income in respect of insurance and investment contracts	9,542	9,336		8,502
Profit before tax	4,041	3,366		3,662
Operating segments | Retail
Schedule of Operating Segments [Line Items]
Net interest income	5,064	5,146		4,628
Other income, after net finance income	1,006	877		854
Total income, after net finance (expense) income in respect of insurance and investment contracts	6,070	6,023		5,482
Profit before tax	2,505	2,177		2,320
Operating segments | Commercial Banking
Schedule of Operating Segments [Line Items]
Net interest income	1,934	1,927		1,520
Other income, after net finance income	856	834		731
Total income, after net finance (expense) income in respect of insurance and investment contracts	2,790	2,761		2,251
Profit before tax	1,417	957		904
Operating segments | Insurance, Pensions and Investments
Schedule of Operating Segments [Line Items]
Net interest income	(70)	(58)		(43)
Other income, after net finance income	619	427		533
Total income, after net finance (expense) income in respect of insurance and investment contracts	549	369		490
Profit before tax	91	(97)		35
Operating segments | Other
Schedule of Operating Segments [Line Items]
Net interest income	76	22		30
Other income, after net finance income	57	161		249
Total income, after net finance (expense) income in respect of insurance and investment contracts	133	183		279
Profit before tax	28	329		403
Intersegment income (expense)
Schedule of Operating Segments [Line Items]
Total income, after net finance (expense) income in respect of insurance and investment contracts	0	0		0
Intersegment income (expense) | Retail
Schedule of Operating Segments [Line Items]
Total income, after net finance (expense) income in respect of insurance and investment contracts	(359)	(299)		(251)
Intersegment income (expense) | Commercial Banking
Schedule of Operating Segments [Line Items]
Total income, after net finance (expense) income in respect of insurance and investment contracts	494	508		174
Intersegment income (expense) | Insurance, Pensions and Investments
Schedule of Operating Segments [Line Items]
Total income, after net finance (expense) income in respect of insurance and investment contracts	(72)	(38)		(13)
Intersegment income (expense) | Other
Schedule of Operating Segments [Line Items]
Total income, after net finance (expense) income in respect of insurance and investment contracts	(63)	(171)		90
Material reconciling items | Insurance grossing adjustment
Schedule of Operating Segments [Line Items]
Net interest income	7	0		(24)
Other income, after net finance income	(139)	(96)		(105)
Total income, after net finance (expense) income in respect of insurance and investment contracts	(132)	(96)		(129)
Profit before tax	0	0		0
Material reconciling items | Market volatility and asset sales
Schedule of Operating Segments [Line Items]
Net interest income	(183)	(123)		(12)
Other income, after net finance income	117	(1,489)		(352)
Total income, after net finance (expense) income in respect of insurance and investment contracts	(66)	(1,612)		(364)
Profit before tax	(63)	(1,619)		(359)
Material reconciling items | Amortisation of purchased intangibles
Schedule of Operating Segments [Line Items]
Net interest income	0	0		0
Other income, after net finance income	0	0		0
Total income, after net finance (expense) income in respect of insurance and investment contracts	0	0		0
Profit before tax	(35)	(35)		(35)
Material reconciling items | Restructuring costs
Schedule of Operating Segments [Line Items]
Net interest income	0	0		0
Other income, after net finance income	0	0		0
Total income, after net finance (expense) income in respect of insurance and investment contracts	0	0		0
Profit before tax	(25)	(33)		(47)
Material reconciling items | Fair value unwind and other items
Schedule of Operating Segments [Line Items]
Net interest income	(30)	(29)		(62)
Other income, after net finance income	(8)	(6)		1
Total income, after net finance (expense) income in respect of insurance and investment contracts	(38)	(35)		(61)
Profit before tax	£ (48)	£ (46)		£ (72)

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.